Profit Before Income Tax - Summary of Capitalized Borrowing Costs (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories related to real estate business [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates		4.35%
Inventories related to real estate business [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.35%		4.35%
Inventories related to real estate business [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.85%		5.39%
Property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	0.96%	1.84%	1.26%
Property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.03%	4.52%	5.49%
Investment properties [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates		1.84%	1.26%
Investment properties [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates		2.23%	1.97%